November 3, 2016

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Separate Account B
Principal Pivot Series Variable Annuity
Post-Effective Amendment No. 5 to Registration Statement on Form N-4
File No.: 811-02091, 333-197214

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-4 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Contract.

This Amendment is being made to shorten the surrender charge period from 7 years to 5 years, increase the maximum issue age on the death benefit riders to age 79 and modify some expenses associated with the contract (i.e. M&E and death benefit rider fees). These changes are for Contracts with application dates on or after April 1, 2017. None of the changes apply to Contracts with application dates prior to April 1, 2017. Registrant will provide a redlined copy of the filing compared against the May 1, 2016 prospectus.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other variable annuity contracts.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

Please call me at 515-362-2384 if you have any questions.

Sincerely,

/s/ Doug Hodgson
Doug Hodgson
Counsel, Registrant